Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Strategic Funding Source Inc. (the “Company”)

Truist Securities, Inc. (the “Structuring Agent”)
(together, the “Specified Parties”)

Re: Kapitus Asset Securitization IV LLC, additional Series 2024-1 Notes – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Kapitus 2024-1 upsize statistical pool 10.31.24 v2024.12.04_BG.xlsx” (the “Data File”) provided by the Company on December 11, 2024, containing information on 5,687 small business receivables and business loan contracts (the “Receivables”) as of October 31, 2024 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Kapitus Asset Securitization IV LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.1%, respectively.

•	The term “Servicing System” means the Company’s “Platform” servicing system, to which we were provided with remote access rights by the Company.

•

The term “Funded Contract Summary” means a page within the Servicing System, which we were informed by Company contains information from the contract for each of the Receivables. We performed no procedures to compare the Funded Contract Summary page to the contract for any of the Receivables.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Provided Information” means the Funded Contract Summary and Instructions.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We selected a sample of 200 Receivables from the Data File using the following criteria: (i) select the largest 100 Receivables based on unpaid principal balance, and (ii) randomly select another 100 Receivables from the remaining population (together, the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to select from the Data File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Funded Contract Summary, utilizing the Instructions, as applicable, listed in the Provided Information column below. The Specified Parties indicated that the absence of any of the information in the Funded Contract Summary or the inability to agree the indicated information from the Data File to the Funded Contract Summary for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Funded Contract Summary and Instructions are listed in the order of priority.

Attribute	Provided Information

merchant_legal_name	Funded Contract Summary

Product Type	Funded Contract Summary

State	Funded Contract Summary

SIC Code	Funded Contract Summary

FICO	Funded Contract Summary

Risk Bucket	Funded Contract Summary

Payment Frequency	Funded Contract Summary

Business Founded Date	Funded Contract Summary

business_age_on_balance_date	Recompute as the difference between the Cutoff Date and Business Founded Date divided by 365

Internal Funding Amount Remaining	Funded Contract Summary

Original Turn	Funded Contract Summary

Remaining Turn	Funded Contract Summary

Factor Rate	Funded Contract Summary

Yield	Funded Contract Summary

Remit Mod	Funded Contract Summary

Missed Payment Factor	Funded Contract Summary

current_del_bucket	Funded Contract Summary

Performance	Funded Contract Summary

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
January 7, 2025

Exhibit A- The Selected Receivables

Selected Receivable Number	Contract_ID	Selected Receivable Number	Contract_ID	Selected Receivable Number	Contract_ID	Selected Receivable Number	Contract_ID
1	16688***	51	15639***	101	11963***	151	12080***
2	15380***	52	15870***	102	14493***	152	16134***
3	16655***	53	16018***	103	15912***	153	16445***
4	16047***	54	15883***	104	14996***	154	14045***
5	15814***	55	16181***	105	14450***	155	15162***
6	16365***	56	16731***	106	16537***	156	12270***
7	16467***	57	16588***	107	15614***	157	15525***
8	15168***	58	15122***	108	15359***	158	10964***
9	15238***	59	14836***	109	9639***	159	15565***
10	15595***	60	16672***	110	15025***	160	14798***
11	15882***	61	16498***	111	16509***	161	14776***
12	16698***	62	16621***	112	16685***	162	14344***
13	16358***	63	15093***	113	13574***	163	16404***
14	15203***	64	16467***	114	12435***	164	16040***
15	14955***	65	16318***	115	15999***	165	15919***
16	15998***	66	15201***	116	14094***	166	15482***
17	14981***	67	14093***	117	16155***	167	15913***
18	15981***	68	16416***	118	14216***	168	7255***
19	15079***	69	16372***	119	16130***	169	16128***
20	15394***	70	16447***	120	16477***	170	16297***
21	16383***	71	16164***	121	11808***	171	12247***
22	15738***	72	16061***	122	12895***	172	15944***
23	16506***	73	16022***	123	10955***	173	16141***
24	16546***	74	16420***	124	15376***	174	12868***
25	14991***	75	15293***	125	14707***	175	15917***
26	16566***	76	16212***	126	13653***	176	12115***
27	16726***	77	15366***	127	12016***	177	14827***
28	15363***	78	13834***	128	16228***	178	16676***
29	16606***	79	16337***	129	15992***	179	14773***
30	14759***	80	16032***	130	13128***	180	13087***
31	16113***	81	16274***	131	12856***	181	15781***
32	16369***	82	16285***	132	15648***	182	12009***
33	16414***	83	16159***	133	15884***	183	13976***
34	16101***	84	13860***	134	16041***	184	16421***
35	16058***	85	15949***	135	13886***	185	13870***
36	15710***	86	16381***	136	15040***	186	16503***
37	14922***	87	15879***	137	15251***	187	13951***
38	16575***	88	15919***	138	11535***	188	13725***
39	15972***	89	16076***	139	12527***	189	15741***
40	16154***	90	14139***	140	15619***	190	14114***
41	14796***	91	15286***	141	15093***	191	13491***
42	15963***	92	16388***	142	16684***	192	15387***
43	15869***	93	14762***	143	15163***	193	12944***
44	16304***	94	15394***	144	6273***	194	16260***
45	15750***	95	16206***	145	13848***	195	16034***
46	15552***	96	15927***	146	14695***	196	13796***
47	15424***	97	14827***	147	14293***	197	16423***
48	16010***	98	15393***	148	16561***	198	12728***
49	16197***	99	16067***	149	14824***	199	15167***
50	15662***	100	15351***	150	13707***	200	15486***